Basis of Preparation (Details) - $ / $	Apr. 14, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	18.0490	19.4960
Increase decrease in foreign currency exchange rate	7.40%